Related Parties - Balances of Receivables and Payables with Affiliates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of transactions between related parties [line items]
Receivables	¥ 435,797	¥ 380,687
Payables	274,134	184,085
Affiliates [member]
Disclosure of transactions between related parties [line items]
Receivables	95,429	34,317
Payables	207,090	147,705
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Receivables	340,368	346,370
Payables	¥ 67,044	¥ 36,380